Commitments and Contingencies Loss Contingencies (Details) (USD $) In Millions, unless otherwise specified			3 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2014 Shares owned by Merion [Member]	Mar. 31, 2014 Merger consideration in shares owed to Merion [Member]	Mar. 31, 2014 Cash consideration owed to Merion [Member]	Mar. 31, 2014 LPS Acquisition [Member]
Loss Contingencies [Line Items]
Estimated Litigation Liability	$ 87	$ 9				$ 73
Loss Contingency, Actions Taken by Plaintiff			5,682,276 shares	1.6	160